SUBSEQUENT EVENT	3 Months Ended	6 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENT
9. SUBSEQUENT EVENT

In accordance with ASC Topic 855-10, the Company has analyzed its operation subsequent to March 31, 2014 to the date these financial statements were issued. The subsequent events are as below:

On April 1, 2014, LuckSky Group loaned Sanhe $483,830 (RMB 3,000,000). The loan was interest free, and matures on December 31, 2014.

On April 22, 2014, Zhou Jian injected capital into the Company amounting $6,413,031 (RMB40,000,000). On April 30, 2014, Zhou Deng Rong and Feng Zhimin transferred their shares amounting $1,564,781 (RMB9,600,000) and $16,300 (RMB100,000), respectively, to Zhou Jian. As of the date, Feng Zhimin was no long the shareholder of the Company. On May 31, 2014, Zhou Deng Rong and Zhou Jian increased their investments to the Company by injecting in cash amounting $240,111 (RMB1,500,000) and $1,360,631 (RMB8,500,000), respectively.

On May 1, 2014, the Company entered into a leasing contract, in which we leased our principal office, factory and dormitory from LuckSky Group Ltd. (“LuckSky Group”) in Sanhe City, Hebei Province. The office and factory space were leased for a rent of $112,163 (RMB 697,248) per year and the dormitory is leased for a rent of $20,848(RMB 129,600) per year. The leases expire in April 30, 2024 and are subject to renewal with a prior two-month written notice.

On April 1, 2014, the Company also leased a second factory and office in Sanhe City from Sanhe Dong Yi Glass Machine Company Limited. The factory and the office are 4,748.96 square meters. The rent paid for factory and the office is $210,170 (RMB1, 306,500) per year. The lease provided that after 30 years, the Company will obtain ownership of the property for no additional requirement.

On July 25, 2014, Luck Sky (Shen Zhen) Aerodynamic Electricity Limited (“LuckSky Shen Zhen”), a wholly foreign-owned enterprise of Xiangtian (USA) Air Power Co., Ltd. (“Xiangtian US”), obtained control of the Company through the VIE Agreements.

On July 25, 2014, Luck Sky (Shen Zhen) Aerodynamic Electricity Limited (“LuckSky Shen Zhen”), a wholly foreign-owned enterprise of Xiangtian (USA) Air Power Co., Ltd. (“Xiangtian US”), obtained control of the Company through the variable interest agreements (the “VIE Agreements”).

Xiangtian US entered into a common stock purchase agreement with Zhou Jian and Zhou Deng Rong, the owners of 97% and 3%, respectively, of the Company. Pursuant to the Stock Purchase Agreement and effective July 25, 2014, Xiangtian US issued Zhou Jian and Zhou Deng Rong 264,850,740 and 8,191,260 shares, respectively, of the common stock of Xiangtian US, representing 51.4% of the our issued and outstanding shares of common stock.

On July 25, 2014, Sanhe and LuckSky Shen Zhen and Sanhe’s shareholders entered into a series of agreements known as VIE Agreements pursuant to which Sanhe became LuckSky Shen Zhen’s contractually controlled affiliate.   The VIE Agreements include the Framework Agreement on Business Cooperation, the Exclusive Management Consulting and Training and Technical Services Agreement, the Exclusive Option Agreement, the Equity Pledge Agreement, the Know-How Sub-License Agreement and the Power-of-Attorney.

7. SUBSEQUENT EVENT

In accordance with ASC Topic 855-10, the Company has analyzed its operation subsequent to December 31, 2013 to the date these financial statements were issued. The subsequent events are as below:

On April 1, 2014, LuckSky Group loaned the Company $483,830 (RMB 3,000,000). The loan was unsecured, interest free, and matures on December 31, 2014.

On April 22, 2014, Zhou Jian injected capital into the Company amounting $6,413,031 (RMB40,000,000). On April 30, 2014, Zhou Deng Rong and Feng Zhimin transferred their shares amounting $1,564,781 (RMB9,600,000) and $16,300(RMB100,000), respectively, to Zhou Jian. As of April 22, 2014, Feng Zhimin was no long the shareholder of the Company. On May 31,2014, Zhou Deng Rong and Zhou Jian increased their investments to the Company by injecting in cash amounting $240,111(RMB1,500,000) and $1,360,631 (RMB8,500,000), respectively.

On May 1, 2014, the Company entered into a leasing contract, in which we leased our principal office, factory and dormitory from LuckSky Group Ltd. (“LuckSky Group”) in Sanhe City, Hebei Province. The office and factory space were leased for a rent of $112,163 (RMB 697,248) per year and the dormitory is leased for a rent of $20,848 (RMB 129,600) per year. The leases expire in April 30, 2024 and are subject to renewal with a prior two-month written notice.

On April 1, 2014, the Company also leased a second factory and office in Sanhe City from Sanhe Dong Yi Glass Machine Company Limited. The factory and the office are 4,748.96 square meters. The rent paid for factory and the office is $210,170(RMB1, 306,500) per year. The lease provided that after 30 years, the Company will obtain ownership of the property for no additional requirement.

On July 25, 2014, Luck Sky (Shen Zhen) Aerodynamic Electricity Limited (“LuckSky Shen Zhen”), a wholly foreign-owned enterprise of Xiangtian (USA) Air Power Co., Ltd. (“Xiangtian US”), obtained control of the Company through the variable interest agreements (the “VIE Agreements”).

Xiangtian US entered into a common stock purchase agreement with Zhou Jian and Zhou Deng Rong, the owners of 97% and 3%, respectively, of the Company. Pursuant to the Stock Purchase Agreement and effective July 25, 2014, Xiangtian US issued Zhou Jian and Zhou Deng Rong 264,850,740 and  8,191,260 shares, respectively, of the common stock of Xiangtian US, representing 51.4% of the our issued and outstanding shares of common stock.

On July 25, 2014, Sanhe and LuckSky Shen Zhen and Sanhe’s shareholders entered into a series of agreements known as VIE Agreements pursuant to which Sanhe became LuckSky Shen Zhen’s contractually controlled affiliate.   The VIE Agreements include the Framework Agreement on Business Cooperation, the Exclusive Management Consulting and Training and Technical Services Agreement, the Exclusive Option Agreement, the Equity Pledge Agreement, the Know-How Sub-License Agreement and the Power-of-Attorney.